Long-Term Debt - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) valuator credit_facility vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Debt Instrument [Line Items]
Minimum liquidity covenant requirement	$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Interest at a weighted-average fixed rate	5.70%	6.30%
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of debt instruments | credit_facility	1
Line of Credit Facility, Maximum Borrowing Capacity	$ 171,700,000	$ 254,000,000.0
Undrawn amount of revolving credit facility	$ 171,700,000	$ 254,000,000.0
Debt Instrument, Fee	1.6 million	2.1 million	2.0 million
Revolving Credit Facilities | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel	17
Minimum
Debt Instrument [Line Items]
Number of Third Party Valuators | valuator	2
Long-term Debt, Term	6 months
Revolving Credit Facilities
Debt Instrument [Line Items]
Debt covenant minimum hull coverage ratio	125.00%
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two	$ 49,700,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three	43,300,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four	21,500,000
Line Of Credit Reduction Of Available Borrowing Capacity in Year One	$ 57,200,000